Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets
Allowance for loan losses	$ 413	$ 489
Deferred directors' compensation	534	511
Employee and director benefits	535	534
Qualified pension liability	847	785
Unrealized losses on securities available for sale	429
Unrealized loss from securities impairment	106	236
Investment in low income housing project	159	96
Fair value adjustments to acquired assets and liabilities	277	493
Tax credit carryforward	209	80
Valuation reserves on other real estate owned	70	24
Other	83	80
Total deferred tax assets	3,662	3,328
Deferred Tax Liabilities
Depreciation	(272)	(288)
Equity income from unconsolidated subsidiary	(645)	(589)
Loan origination costs	(440)	(412)
Prepaid expense	(386)	(284)
Unrealized gains on securities available for sale		(58)
Annuity earnings	(79)	(73)
Fair value of mortgage servicing rights	(70)	(70)
Intangible assets	(42)	(67)
Goodwill	(479)	(433)
Total deferred tax liabilities	(2,413)	(2,274)
Net deferred tax asset included in other assets	$ 1,249	$ 1,054